Offerings - Offering: 1	9 Months Ended
Sep. 30, 2025 USD ($)
Offering:
Other Rule	true
Security Type	Equity
Amount Registered	8,154,280
Proposed Maximum Offering Price per Unit	7
Maximum Aggregate Offering Price	$ 57,079,960
Offering Note
(1)

Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the “Securities Act”), this registration statement covers an undetermined number of shares of common stock, par value $0.0001 per share (the “Common Stock”), of CitroTech Inc. (the “Company”) that may become issuable to prevent dilution from stock splits, stock dividends or similar transactions with respect to the shares registered hereunder.

(2)

Consists of 8,154,280 shares of Common Stock (the “Shares”) registered for resale by the selling stockholders identified in this registration statement, or their permitted transferees, and includes: (i) 2,383,391 shares of Common Stock issuable upon conversion of 688,922 shares of Series C preferred stock issued to investors in a private placement offering on September 30, 2025 (the “September 2025 Private Placement”) and subsequent private placement offering on October 21, 2025 (the “October 2025 Private Placement” and together, with the September 2025 Private Placement, the “2025 Private Placements”); (ii) 2,383,391 shares of Common Stock issuable upon the exercise of warrants issued to investors in the 2025 Private Placements, (iii) an aggregate of 1,042,711 shares of Common Stock issued to debtholders upon the conversion of convertible debt and (iv) 2,431,752 shares of Common Stock.

(3)

Pursuant to Rule 457(c) under the Securities Act, and solely for the purpose of calculating the registration fee, the proposed maximum offering price per share is $7.00, which is the average of the high and low prices for the registrant’s Common Stock on the NYSE American on February 11, 2026, which date is within five business days prior to filing this registration statement.